Property and equipment, net - Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net
Total	$ 4,970	$ 4,686	$ 4,427
Costs of revenues
Property and equipment, net
Total	2,064	1,346	740
Research and development expenses
Property and equipment, net
Total	260	158	390
Sales and marketing expenses
Property and equipment, net
Total	2		7
General and administrative expenses
Property and equipment, net
Total	$ 2,644	$ 3,182	$ 3,290